Long-term Incentive Plans (Details 4) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Weighted average remaining contractual life, granted		5 years
Share Purchase Options [member]
Statement [Line Items]
Number of options, outstanding, beginning	10,215,000	6,270,000	2,410,000
Number of options, Granted	2,150,000	6,045,000	3,920,000
Number of options, Forfeited/Expired	(20,000)	(2,100,000)	(60,000)
Number of options, outstanding, ending	12,345,000	10,215,000
Weighted average exercise price, outstanding, beginnig	$ 0.15	$ 0.38	$ 0.76
Weighted average exercise price, Granted	0.14	0.07	0.17
Weighted average exercise price, Forfeited/Cancelled	(0.16)	(0.60)	(1.66)
Weighted average exercise price, outstanding, ending	$ 0.15	$ 0.15	$ 0.38
Weighted average remaining contractual life, outstanding, beginning	1 year 11 months 8 days	1 year 11 months 4 days	1 year 11 months 23 days
Weighted average remaining contractual life, granted	3 years	3 years	3 years
Weighted average remaining contractual life, outstanding, ending	1 year 2 months 26 days